UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21609

Western Asset Variable Rate Strategic Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-777-0102

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

FORM N-Q

JUNE 30, 2017

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 45.8%
Adjustable Rate Mortgage Trust, 2005-11 5A1	1.756%	2/25/36	122,015	$98,537	(a)
Banc of America Funding Corp., 2004-B 6A1	2.057%	12/20/34	319,214	231,830	(a)
Banc of America Funding Corp., 2005-E 8A1	2.075%	6/20/35	309,038	204,816	(a)
Banc of America Funding Corp., 2015-R3 2A2	1.154%	2/27/37	1,541,026	989,548	(a)(b)
Bayview Commercial Asset Trust, 2006-1A B2	2.916%	4/25/36	415,670	303,812	(a)(b)
Bear Stearns Alt-A Trust, 2004-03 A1	1.856%	4/25/34	325,730	316,057	(a)
Bear Stearns Alt-A Trust, 2004-10 1A3	2.216%	9/25/34	12,600	12,614	(a)
Bear Stearns ARM Trust, 2004-08 11A1	3.111%	11/25/34	210,438	204,908	(a)
CGBAM Commercial Mortgage Trust, 2016-IMC A	3.072%	11/15/21	890,000	892,361	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-2A A1	1.486%	5/25/35	265,150	242,845	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-3A A1	1.466%	8/25/35	237,377	227,719	(a)(b)
Commercial Mortgage Trust, 2007-C9 AJ	5.650%	12/10/49	96,076	96,066	(a)
Commercial Mortgage Trust, 2016-SAVA A	1.720%	10/15/34	550,000	553,032	(a)(b)
Countrywide Alternative Loan Trust, 2004-6CB A	1.796%	5/25/34	261,088	261,081	(a)
Countrywide Alternative Loan Trust, 2005-24 4A1	1.442%	7/20/35	628,177	598,550	(a)
Countrywide Home Loans, 2004-20 2A1	3.009%	9/25/34	382,018	285,913	(a)
Countrywide Home Loans, 2004-R1 2A	6.500%	11/25/34	45,766	45,413	(b)
Countrywide Home Loans, 2005-HYB9 3A1A	3.309%	2/20/36	390,885	354,789	(a)
Countrywide Home Loans, 2005-R2 2A1	7.000%	6/25/35	121,494	121,719	(b)
Countrywide Home Loans, 2006-R2 AF1	1.636%	7/25/36	99,570	91,817	(a)(b)
Countrywide Home Loans, Mortgage Pass-Through Trust, 2004-29 2A1	1.876%	2/25/35	31,394	27,701	(a)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-R1 1AF1	1.576%	3/25/35	158,548	140,963	(a)(b)
Credit Suisse Mortgage Trust, 2014-5R 3A1	1.224%	12/27/36	125,595	123,670	(a)(b)
Credit Suisse Mortgage Trust, 2015-02R 7A2	2.854%	8/27/36	1,200,245	1,010,176	(a)(b)
Credit Suisse Mortgage Trust, 2015-10R 3A2	1.503%	10/27/46	1,110,000	1,067,160	(a)(b)
Deutsche Bank Commercial Mortgage Trust, 2016-C1 ASB	3.038%	5/10/49	250,000	254,521
Deutsche Mortgage Securities Inc., 2004-4 3AR1	3.964%	6/25/34	210,969	204,892	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2013-DN1 M2	8.366%	7/25/23	420,000	519,191	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA1 M2	3.066%	10/25/27	270,000	277,005	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ1 M3	5.016%	3/25/25	260,000	282,971	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA3 M2	3.216%	12/25/28	350,000	358,836	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA4 M2	2.516%	3/25/29	530,000	536,157	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 B2	12.466%	10/25/29	370,000	370,916	(a)
Federal National Mortgage Association (FNMA), 2013-25 BI, IO	3.000%	3/25/33	8,956,883	987,328
Federal National Mortgage Association (FNMA), 2013-62 AI, IO	3.000%	6/25/33	5,888,644	788,550

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal National Mortgage Association (FNMA), STRIPS, 347 2, IO	5.000%	1/25/34	864,705	$168,708
Federal National Mortgage Association (FNMA), STRIPS, IO, 339 30	5.500%	8/25/18	30,702	326	(a)
Federal National Mortgage Association (FNMA) - CAS, 2013-C01 M2	6.466%	10/25/23	300,000	353,300	(a)
Federal National Mortgage Association (FNMA) - CAS, 2016-C01 1B	12.966%	8/25/28	259,996	350,215	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1B	11.466%	1/25/29	899,867	1,119,730	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M1	2.666%	1/25/29	267,979	271,618	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M2	5.466%	1/25/29	1,250,000	1,378,827	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C06 1B	10.466%	4/25/29	1,010,000	1,182,645	(a)(b)
GMRF Mortgage Acquisition Co., LLC, 2017-1 A22	3.000%	7/25/56	254,544	254,582	(a)(b)
Government National Mortgage Association (GNMA), 2010-H03 FA	1.594%	3/20/60	124,767	125,013	(a)(c)
Government National Mortgage Association (GNMA), 2010-H10 FC	2.044%	5/20/60	102,960	104,405	(a)(c)
Government National Mortgage Association (GNMA), 2010-H11 FA	2.044%	6/20/60	589,977	599,342	(a)(c)
Government National Mortgage Association (GNMA), 2011-H01 AF	1.443%	11/20/60	1,105,381	1,102,329	(a)(c)
Government National Mortgage Association (GNMA), 2011-H03 FA	1.493%	1/20/61	122,633	122,582	(a)(c)
Government National Mortgage Association (GNMA), 2011-H05 FA	1.493%	12/20/60	238,619	238,723	(a)(c)
Government National Mortgage Association (GNMA), 2011-H05 FB	1.493%	12/20/60	221,263	221,025	(a)(c)
Government National Mortgage Association (GNMA), 2011-H06 FA	1.443%	2/20/61	524,848	524,281	(a)(c)
Government National Mortgage Association (GNMA), 2011-H07 FA	1.493%	2/20/61	382,625	382,755	(a)(c)
Government National Mortgage Association (GNMA), 2011-H08 FD	1.493%	2/20/61	335,535	335,393	(a)(c)
Government National Mortgage Association (GNMA), 2011-H09 AF	1.493%	3/20/61	686,453	686,159	(a)(c)
Government National Mortgage Association (GNMA), 2011-H11 FB	1.493%	4/20/61	133,647	133,715	(a)(c)
Government National Mortgage Association (GNMA), 2012-H18 NA	1.513%	8/20/62	577,513	577,615	(a)(c)
Government National Mortgage Association (GNMA), 2012-H23 SA	1.523%	10/20/62	404,594	404,439	(a)(c)
Government National Mortgage Association (GNMA), 2012-H23 WA	1.513%	10/20/62	613,971	614,681	(a)(c)
GSMPS Mortgage Loan Trust, 2005-RP2 1AF	1.566%	3/25/35	533,674	475,305	(a)(b)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1	1.616%	4/25/36	266,903	222,700	(a)(b)
HarborView Mortgage Loan Trust, 2004-10 4A	3.406%	1/19/35	154,613	152,423	(a)
HarborView Mortgage Loan Trust, 2005-14 3A1A	3.523%	12/19/35	68,460	66,612	(a)
IMPAC Secured Assets Corp., 2005-2 A1	1.536%	3/25/36	1,208,024	976,957	(a)
Indymac Index Mortgage Loan Trust, 2004-AR07 A2	2.076%	9/25/34	154,767	144,941	(a)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 ASB	3.705%	1/15/47	150,000	157,795
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	1,210,000	858,558

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	690,000	$598,938	(a)
JPMorgan Mortgage Trust, 2005-A3 3A4	3.177%	6/25/35	214,739	214,949	(a)
MASTR Adjustable Rate Mortgages Trust, 2003-6 2A1	3.159%	12/25/33	69,735	68,084	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F	1.566%	5/25/35	830,995	713,822	(a)(b)
MASTR Reperforming Loan Trust, 2006-2 2A1	3.482%	5/25/36	92,967	84,666	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016 C32 ASB	3.514%	12/15/49	350,000	367,146
Morgan Stanley Capital I Trust, 2007-HQ11 AJ	5.508%	2/12/44	355,059	348,258	(a)
Morgan Stanley Capital I Trust, 2007-IQ16 AM	6.330%	12/12/49	460,000	465,671	(a)
Morgan Stanley Mortgage Loan Trust, 2006-6AR 2A	3.294%	5/25/36	500,641	434,314	(a)
Morgan Stanley Reremic Trust, 2015-R2 1A1	1.394%	12/26/46	415,066	406,399	(a)(b)
Morgan Stanley Reremic Trust, 2015-R2 1B	1.394%	12/26/46	1,497,568	776,166	(a)(b)
Morgan Stanley Reremic Trust, 2015-R6 1A1	1.284%	7/26/45	242,033	229,622	(a)(b)
Mortgage IT Trust, 2005-3 A1	1.516%	8/25/35	285,969	273,943	(a)
MSCG Trust, 2016-SNR A	3.460%	11/15/34	660,000	663,763	(a)(b)
Nomura Resecuritization Trust, 2015-1R 2A2	1.497%	10/26/36	1,070,000	1,054,799	(a)(b)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	474,424	443,154	(b)
Residential Accredit Loans Inc., 2004-QA2 A2	1.656%	6/25/34	167,040	164,375	(a)
Structured ARM Loan Trust, 2004-09XS A	1.586%	7/25/34	367,632	359,581	(a)
Structured Asset Mortgage Investments Inc., 2004-AR3 1A1	1.809%	7/19/34	240,191	232,237	(a)
Structured Asset Mortgage Investments Inc., 2006-AR2 A1	1.446%	2/25/36	611,951	551,489	(a)
Structured Asset Mortgage Investments Inc., 2006-AR3 11A1	1.426%	4/25/36	246,969	224,059	(a)
Structured Asset Securities Corp., 2005-RF1 A	1.566%	3/25/35	152,278	135,266	(a)(b)
Structured Asset Securities Corp., 2005-RF2 A	0.783%	4/25/35	156,663	141,574	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-AR8	1.576%	10/25/45	420,143	402,889	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR11	2.847%	10/25/34	121,692	121,844	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR12 A2A	1.606%	10/25/44	108,397	106,671	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-4 CB9	1.616%	6/25/35	501,390	415,416	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR01 A2A3	2.016%	1/25/45	86,264	85,684	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR08 2AB3	1.576%	7/25/45	646,609	630,079	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1C3	1.706%	10/25/45	179,181	173,122	(a)
Wells Fargo Commercial Mortgage Trust, 2015-C31 D	3.852%	11/15/48	454,630	349,790
Wells Fargo Commercial Mortgage Trust, 2015-NXS3 ASB	3.371%	9/15/57	140,000	145,491

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $37,399,212)				38,774,424

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - 30.3%
Ace Securities Corp., 2005-HE3 M4	2.161%	5/25/35	1,280,000	$1,131,596	(a)
Allegro CLO Ltd., 2015-1A D	4.656%	7/25/27	250,000	252,476	(a)(b)
ALM Loan Funding, 2013-10A B	3.758%	1/15/25	250,000	250,105	(a)(b)
Ameriquest Mortgage Securities Inc., 2002-AR1 M1	2.095%	9/25/32	101,152	99,985	(a)
Ares CLO Ltd., 2013-2A XR	2.153%	7/28/29	300,000	300,000	(a)(b)
Argent Securities Inc., 2003-W3 M1	2.341%	9/25/33	24,093	21,898	(a)
Avery Point CLO Ltd., 2014-1A CR	3.506%	4/25/26	250,000	251,801	(a)(b)
Bear Stearns Asset-Backed Securities Trust, 2007-SD1 1A2A	6.000%	10/25/36	599,039	466,091
BlueMountain CLO Ltd., 2014-2A DR	4.307%	7/20/26	250,000	250,063	(a)(b)(d)
Carlyle Global Market Strategies, 2013-4A C	3.958%	10/15/25	250,000	250,071	(a)(b)
Carlyle Global Market Strategies, 2017-2A A1B	2.551%	7/20/31	250,000	249,199	(a)(b)
Carlyle Global Market Strategies, 2017-2A C	5.031%	7/20/31	250,000	250,958	(a)(b)
Cent CLO LP, 2014-21A A1BR	2.380%	7/27/26	250,000	250,021	(a)(b)
Chase Funding Mortgage Loan Asset-Backed Certificates, 2004-1 1A7	3.985%	11/25/33	260,490	269,041
Citigroup Mortgage Loan Trust Inc., 2005-OPT1 M1	1.846%	2/25/35	244,419	234,756	(a)
Conseco Financial Corp., 1997-4 M1	7.220%	2/15/29	413,838	429,256	(a)
Countrywide Asset-Backed Certificates, 2003-5 AF5	5.270%	2/25/34	609,593	624,314
Countrywide Asset-Backed Certificates, 2004-BC1 M1	1.966%	2/25/34	91,675	88,842	(a)
Countrywide Asset-Backed Certificates, 2007-13 2A1	2.116%	10/25/47	664,497	641,508	(a)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B	1.309%	11/15/36	443,922	375,489	(a)
Credit-Based Asset Servicing and Securitization LLC, 2007-SP1 A4	6.020%	12/25/37	355,115	368,171	(b)
Greenpoint Home Equity Loan Trust, 2004-4 A	1.549%	8/15/30	95,475	91,445	(a)
Greenpoint Manufactured Housing, 1999-3 1A7	7.270%	6/15/29	136,849	140,994
GSAA Trust, 2006-5 2A3	1.486%	3/25/36	908,498	668,694	(a)
GSAMP Trust, 2004-OPT B1	3.616%	11/25/34	50,630	34,531	(a)
GSAMP Trust, 2004-SEA2 M2	2.466%	3/25/34	1,105,381	826,000	(a)
GSRPM Mortgage Loan Trust, 2007-1 A	1.616%	10/25/46	289,755	251,104	(a)(b)
Indymac Seconds Asset Backed Trust, 2006-A A	1.476%	6/25/36	2,127,299	384,669	(a)
Jamestown CLO Ltd., 2017-10A A2	3.320%	7/17/29	250,000	250,000	(a)(b)(d)
JFIN CLO Ltd., 2017-1A A1	2.324%	4/24/29	200,000	200,763	(a)(b)
Lehman XS Trust, 2006-8 2A4A	1.476%	6/25/36	1,829,440	1,258,822	(a)
Long Beach Mortgage Loan Trust, 2001-3 M1	2.041%	9/25/31	105,731	103,843	(a)
Long Beach Mortgage Loan Trust, 2002-1 2M1	2.341%	5/25/32	113,212	113,109	(a)
Madison Park Funding Ltd., 2013-11A C	3.903%	10/23/25	250,000	250,170	(a)(b)
Magnetite CLO Ltd., 2014-9A A1R	2.250%	7/25/26	250,000	250,000	(a)(b)
Marathon CLO Ltd., 2015-8A C	5.208%	7/18/27	250,000	252,357	(a)(b)
Morgan Stanley Capital Inc., 2003-NC9 M	2.341%	9/25/33	508,038	503,681	(a)
Morgan Stanley Capital Inc., 2004-HE8 A7	2.276%	9/25/34	74,135	69,222	(a)
Morgan Stanley Capital Inc., 2004-HES M2	3.091%	6/25/34	824,383	812,195	(a)
Navient Student Loan Trust, 2016-6A A2	1.966%	3/25/66	600,000	602,770	(a)(b)
Neuberger Berman CLO Ltd., 2017-24A C	3.549%	4/19/30	250,000	246,456	(a)(b)
New Century Home Equity Loan Trust, 2004-3 M1	2.146%	11/25/34	638,898	611,852	(a)
New Residential Mortgage Loan Trust, 2017-1A A1	4.000%	2/25/57	736,890	764,717	(a)(b)
Novastar Home Equity Loan, 2004-1 M3	2.041%	6/25/34	690,000	676,789	(a)
OneMain Financial Issuance Trust, 2016-3A A	3.830%	6/18/31	925,000	958,605	(b)
Option One Mortgage Loan Trust, 2005-1 A4	2.016%	2/25/35	43,017	43,030	(a)
Option One Mortgage Loan Trust, 2005-3 M4	1.836%	8/25/35	1,040,000	517,327	(a)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Origen Manufactured Housing Contract Trust, 2007-A A2	2.775%	4/15/37	394,115	$367,631	(a)
OSCAR US Funding Trust, 2017-1A A2A	2.300%	5/11/20	170,000	170,369	(b)
Park Place Securities Inc., 2004-WHQ2 M2	2.161%	2/25/35	79,045	79,297	(a)
People’s Choice Home Loan Securities Trust, 2004-2 M1	2.116%	10/25/34	55,266	55,472	(a)
RAAC Series, 2006-RP2 A	1.466%	2/25/37	102,347	102,089	(a)(b)
RAAC Series, 2006-RP3 A	1.486%	5/25/36	450,938	443,819	(a)(b)
Receivables Acquisition LLC, 2017-1 A2B	6.991%	9/16/19	479,195	479,195	(e)
Regatta IV Funding Ltd., 2014-1A D	4.656%	7/25/26	250,000	249,573	(a)(b)
Renaissance Home Equity Loan Trust, 2003-2 A	2.096%	8/25/33	71,288	67,146	(a)
Residential Asset Mortgage Products Inc., 2003-RS7 MII1	2.341%	8/25/33	19,566	18,558	(a)
Residential Asset Mortgage Products Inc., 2003-SL1 M1	7.321%	4/25/31	500,195	270,219	(a)
Residential Asset Securities Corp., 2005-KS12 M4	1.856%	1/25/36	460,000	350,870	(a)
Residential Asset Securities Corp., 2006-KS2 M3	1.626%	3/25/36	1,260,000	1,090,476	(a)
Residential Funding Mortgage Securities Trust, 2006-HSA3 A	1.346%	5/25/36	694,650	656,861	(a)
SACO I Trust, 2006-3 A3	1.676%	4/25/36	155,681	345,821	(a)
SACO I Trust, 2006-4 A1	1.556%	3/25/36	151,934	291,679	(a)
Seneca Park CLO Ltd., 2014-1A AR	2.278%	7/17/26	250,000	250,488	(a)(b)
SLM Student Loan Trust, 2007-A A4A	1.486%	12/16/41	600,000	551,029	(a)
SMB Private Education Loan Trust, 2016-C A2A	2.340%	9/15/34	800,000	789,317	(b)
Structured Asset Investment Loan Trust, 2004-9 M4	3.166%	10/25/34	117,619	95,608	(a)
Towd Point Mortgage Trust, 2017-1 A1	2.750%	10/25/56	692,491	692,326	(a)(b)
Venture CDO Ltd., 2017-28A A2	2.716%	7/20/30	300,000	297,664	(a)(b)(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $23,882,401)				25,654,293

CORPORATE BONDS & NOTES - 39.9%
CONSUMER DISCRETIONARY - 3.2%
Auto Components - 0.3%
Goodyear Tire & Rubber Co., Senior Bonds	5.125%	11/15/23	90,000	94,500
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	200,000	211,750	(b)

Total Auto Components				306,250

Automobiles - 2.1%
Ford Motor Credit Co., LLC, Senior Notes	5.875%	8/2/21	250,000	279,038	(c)
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	400,000	422,033	(c)
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	1,000,000	1,047,947	(c)

Total Automobiles				1,749,018

Diversified Consumer Services - 0.0%
Service Corp. International, Senior Notes	7.625%	10/1/18	30,000	32,138

Media - 0.8%
DISH DBS Corp., Senior Notes	6.750%	6/1/21	400,000	445,000
DISH DBS Corp., Senior Notes	5.875%	7/15/22	190,000	204,725

Total Media				649,725

TOTAL CONSUMER DISCRETIONARY				2,737,131

CONSUMER STAPLES - 2.4%
Beverages - 0.5%
Anheuser-Busch InBev Finance Inc., Senior Notes	2.430%	2/1/21	440,000	455,927	(a)(c)

Food Products - 1.4%
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	920,000	947,587	(c)
Smithfield Foods Inc., Senior Notes	2.700%	1/31/20	220,000	221,433	(b)

Total Food Products				1,169,020

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Tobacco - 0.5%
Altria Group Inc., Senior Notes	9.250%	8/6/19	350,000	$401,906	(c)

TOTAL CONSUMER STAPLES				2,026,853

ENERGY - 9.2%
Energy Equipment & Services - 0.5%
Ensco PLC, Senior Notes	5.200%	3/15/25	300,000	245,250	(c)
Halliburton Co., Senior Notes	3.250%	11/15/21	170,000	174,451	(c)

Total Energy Equipment & Services				419,701

Oil, Gas & Consumable Fuels - 8.7%
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	210,000	224,327
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	190,000	198,993	(c)
Chesapeake Energy Corp., Senior Notes	4.408%	4/15/19	400,000	394,000	(a)
Chevron Corp., Senior Notes	2.100%	5/16/21	330,000	329,185	(c)
Continental Resources Inc., Senior Notes	5.000%	9/15/22	500,000	492,500	(c)
Ecopetrol SA, Senior Notes	4.250%	9/18/18	240,000	246,120	(c)
Enterprise Products Operating LLC, Junior Subordinated Notes	4.877%	8/1/66	80,000	80,400	(a)(c)
Enterprise Products Operating LLC, Junior Subordinated Notes	7.034%	1/15/68	120,000	123,480	(a)(c)
LUKOIL International Finance BV, Senior Notes	7.250%	11/5/19	240,000	264,599	(f)
NGPL PipeCo LLC, Senior Secured Notes	7.119%	12/15/17	230,000	235,463	(b)
Occidental Petroleum Corp., Senior Notes	4.100%	2/1/21	40,000	42,631
Petrobras Global Finance BV, Senior Notes	3.000%	1/15/19	1,230,000	1,225,941
Petrobras Global Finance BV, Senior Notes	6.125%	1/17/22	1,230,000	1,271,820
Petroleos Mexicanos, Senior Notes	3.500%	7/23/20	250,000	253,250
Rosneft Finance SA, Senior Notes	7.875%	3/13/18	200,000	207,379	(f)
Shell International Finance BV, Senior Notes	1.875%	5/10/21	600,000	592,970	(c)
Shell International Finance BV, Senior Notes	1.750%	9/12/21	120,000	117,822	(c)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	210,000	270,610
Whiting Petroleum Corp., Senior Notes	5.000%	3/15/19	500,000	499,375
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	250,000	258,125

Total Oil, Gas & Consumable Fuels				7,328,990

TOTAL ENERGY				7,748,691

FINANCIALS - 16.6%
Banks - 11.9%
Bank of America Corp., Junior Subordinated Notes	6.250%	9/5/24	650,000	707,688	(a)(g)
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	660,000	672,146	(c)
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	570,000	607,763	(a)(g)
Citigroup Inc., Subordinated Bonds	4.400%	6/10/25	900,000	938,651	(c)
Cooperatieve Rabobank U.A., Junior Subordinated Notes	11.000%	6/30/19	260,000	302,965	(a)(b)(c)(g)
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	620,000	694,400	(a)(b)(c)(g)
JPMorgan Chase & Co., Junior Subordinated Bonds	5.150%	5/1/23	1,320,000	1,362,240	(a)(c)(g)
M&T Bank Corp., Junior Subordinated Bonds	6.450%	2/15/24	1,190,000	1,317,925	(a)(c)(g)
PNC Financial Services Group Inc., Junior Subordinated Bonds	4.850%	6/1/23	990,000	1,009,800	(a)(c)(g)
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	200,000	204,763	(c)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	7/31/17	1,800,000	1,812,150	(a)(c)(g)
Wells Fargo & Co., Senior Notes	3.500%	3/8/22	450,000	467,789	(c)

Total Banks				10,098,280

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - 2.0%
Bank of New York Mellon Corp., Junior Subordinated Notes	4.500%	6/20/23	1,340,000	$1,336,650	(a)(c)(g)
Goldman Sachs Capital III, Junior Subordinated Bonds	4.000%	7/31/17	43,000	36,980	(a)(g)
Goldman Sachs Group Inc., Senior Notes	2.300%	12/13/19	340,000	341,123	(c)

Total Capital Markets				1,714,753

Consumer Finance - 1.6%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	225,000	256,500
American Express Co., Senior Notes	2.650%	12/2/22	517,000	518,244	(c)
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	500,000	563,929	(c)

Total Consumer Finance				1,338,673

Diversified Financial Services - 0.3%
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	190,000	214,977	(c)

Insurance - 0.8%
MetLife Inc., Junior Subordinated Bonds	5.250%	6/15/20	680,000	707,690	(a)(c)(g)

TOTAL FINANCIALS				14,074,373

HEALTH CARE - 0.7%
Health Care Equipment & Supplies - 0.7%
Becton, Dickinson & Co., Senior Notes	3.734%	12/15/24	139,000	141,499	(c)
Medtronic Inc., Senior Notes	3.500%	3/15/25	440,000	458,178	(c)

TOTAL HEALTH CARE				599,677

INDUSTRIALS - 2.3%
Airlines - 0.4%
Air 2 U.S., Notes	8.027%	10/1/19	13,367	13,944	(b)
American Airlines, Pass-Through Trust, Secured Bonds	4.100%	1/15/28	243,549	256,640	(c)
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	34,950	39,755

Total Airlines				310,339

Construction & Engineering - 0.3%
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	200,000	211,000	(b)

Industrial Conglomerates - 1.6%
General Electric Co., Junior Subordinated Bonds	5.000%	1/21/21	1,312,000	1,394,197	(a)(c)(g)

TOTAL INDUSTRIALS				1,915,536

INFORMATION TECHNOLOGY - 0.9%
Electronic Equipment, Instruments & Components - 0.3%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	260,000	259,675

Semiconductors & Semiconductor Equipment - 0.2%
QUALCOMM Inc., Senior Notes	2.100%	5/20/20	130,000	130,649

Technology Hardware, Storage & Peripherals - 0.4%
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	340,000	358,752	(b)(c)

TOTAL INFORMATION TECHNOLOGY				749,076

MATERIALS - 1.7%
Chemicals - 0.3%
Equate Petrochemical BV, Senior Notes	3.000%	3/3/22	280,000	276,472	(b)

Construction Materials - 0.8%
Cemex SAB de CV, Senior Secured Notes	5.908%	10/15/18	650,000	677,300	(a)(b)(c)

Metals & Mining - 0.6%
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	500,000	510,150

TOTAL MATERIALS				1,463,922

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.0%
AT&T Inc., Senior Notes	3.600%	2/17/23	810,000	$830,023	(c)
Cincinnati Bell Telephone Co., LLC, Senior Debentures	6.300%	12/1/28	45,000	44,438

Total Diversified Telecommunication Services				874,461

Wireless Telecommunication Services - 1.7%
Sprint Corp., Senior Notes	7.250%	9/15/21	530,000	590,287
Sprint Corp., Senior Notes	7.625%	2/15/25	740,000	853,775

Total Wireless Telecommunication Services				1,444,062

TOTAL TELECOMMUNICATION SERVICES				2,318,523

UTILITIES - 0.2%
Electric Utilities - 0.2%
FirstEnergy Corp., Senior Notes	2.850%	7/15/22	130,000	130,028

TOTAL CORPORATE BONDS & NOTES (Cost - $30,907,799)				33,763,810

MORTGAGE-BACKED SECURITIES - 2.3%
GNMA - 2.3%
Government National Mortgage Association (GNMA)	6.500%	8/15/34	139,231	158,171
Government National Mortgage Association (GNMA) II	2.097%	8/20/58	123,276	125,686	(a)(c)
Government National Mortgage Association (GNMA) II	2.440%	10/20/59	63,937	66,079	(a)
Government National Mortgage Association (GNMA) II	2.398%	12/20/59	137,643	141,368	(a)
Government National Mortgage Association (GNMA) II	2.410%	12/20/59	573,641	589,949	(a)(c)
Government National Mortgage Association (GNMA) II	2.440%	1/20/60	549,861	566,497	(a)(c)
Government National Mortgage Association (GNMA) II	2.160%	7/20/60	130,302	132,923	(a)
Government National Mortgage Association (GNMA) II	2.249%	7/20/60	130,713	133,957	(a)

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $1,900,159)				1,914,630

SENIOR LOANS - 1.9%
CONSUMER DISCRETIONARY - 1.2%
Media - 0.9%
Univision Communications Inc., Term Loan C5	3.976%	3/15/24	764,861	752,193	(h)(i)

Specialty Retail - 0.3%
Michaels Stores Inc., 2016 Term Loan B1	3.839-3.976%	1/30/23	240,486	240,250	(h)(i)

TOTAL CONSUMER DISCRETIONARY				992,443

INDUSTRIALS - 0.3%
Airlines - 0.3%
American Airlines Inc., 2017 Term Loan B	3.220%	6/26/20	288,840	288,931	(h)(i)

INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.2%
First Data Corp., 2017 Term Loan	3.716%	4/26/24	217,701	217,892	(h)(i)

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Virgin Media Bristol LLC, USD Term Loan I	3.909%	1/31/25	137,809	138,053	(h)(i)

TOTAL SENIOR LOANS (Cost - $1,605,927)				1,637,319

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 5.0%
Brazil - 3.1%
Federative Republic of Brazil, Notes	10.000%	1/1/21	7,980,000	BRL	$2,405,838
Federative Republic of Brazil, Notes	10.000%	1/1/23	833,000	BRL	247,817

Total Brazil					2,653,655

Mexico - 1.4%
United Mexican States, Medium-Term Notes	6.750%	9/27/34	85,000		108,780	(c)
United Mexican States, Senior Bonds	6.500%	6/9/22	15,090,000	MXN	827,430
United Mexican States, Senior Notes	5.550%	1/21/45	210,000		235,988	(c)

Total Mexico					1,172,198

Russia - 0.5%
Russian Foreign Bond - Eurobond, Senior Bonds	12.750%	6/24/28	254,000		444,348	(f)

TOTAL SOVEREIGN BONDS (Cost - $4,426,850)					4,270,201

			SHARES
COMMON STOCKS - 0.0%
INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer HoldCo, S.C.A. (Cost - $13,316)			1,628		4,200	*(e)(j)

PREFERRED STOCKS - 2.5%
FINANCIALS - 2.5%
Capital Markets - 2.5%
Northern Trust Corp.	5.850%		28,000		772,520
State Street Corp.	5.900%		49,000		1,377,390	(a)

TOTAL FINANCIALS					2,149,910

INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer Tracking Preferred Equity Certificates	8.000%		723,900		7,239	*(e)(j)

TOTAL PREFERRED STOCKS (Cost - $2,035,133)					2,157,149

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $102,170,797)					108,176,026

SHORT-TERM INVESTMENTS - 3.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $2,830,537)	0.935%		2,830,537		2,830,537

TOTAL INVESTMENTS - 131.0% (Cost - $105,001,334#)					111,006,563
Liabilities in Excess of Other Assets - (31.0)%					(26,298,619)

TOTAL NET ASSETS - 100.0%					$84,707,944

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2017

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(d)	Security is purchased on a when-issued basis.

(e)	Security is valued using significant unobservable inputs (See Note 1).

(f)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
BRL	— Brazilian Real
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
IO	— Interest Only
MXN	— Mexican Peso
STRIPS	— Separate Trading of Registered Interest and Principal Securities

At June 30, 2017, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Barclays Capital Inc.	2.100%	6/15/17	TBD**	$757,500	Corporate Bonds & Notes	$923,420
Barclays Capital Inc.	2.100%	6/15/17	TBD**	282,125	Sovereign Bonds	344,768
Bank of America	1.450%	6/21/17	7/21/17	5,229,000	Collateralized Mortgage Obligations	6,172,457
Bank of America	1.360%	6/6/17	7/6/17	561,000	Mortgage-Backed Securities	589,949
Bank of America	1.450%	6/21/17	7/21/17	633,000	Mortgage-Backed Securities	692,183
Morgan Stanley	2.117%	6/12/17	7/12/17	4,091,000	Corporate Bonds & Notes	4,558,282
Morgan Stanley	2.316%	6/23/17	7/24/17	6,532,000	Corporate Bonds & Notes	7,192,334
Morgan Stanley	2.566%	6/23/17	7/24/17	1,012,000	Corporate Bonds & Notes	1,432,150
Morgan Stanley	1.879%	5/8/17	8/7/17	3,706,000	Corporate Bonds & Notes	4,036,370
Royal Bank of Canada	1.850%	5/4/17	8/4/17	4,296,445	Corporate Bonds & Notes	4,595,084

				$27,100,070		$30,536,997

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	TBD-To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements.

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2017

At June 30, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	32	12/18	$7,831,329	$7,856,000	$24,671
U.S. Treasury 2-Year Notes	8	9/17	1,730,703	1,728,875	(1,828)
U.S. Treasury 10-Year Notes	101	9/17	12,709,472	12,678,656	(30,816)
U.S. Treasury Ultra Long-Term Bonds	4	9/17	649,766	663,500	13,734

					5,761

Contracts to Sell:
90-Day Eurodollar	17	9/17	4,192,170	4,192,413	(243)
90-Day Eurodollar	33	12/17	8,132,705	8,128,312	4,393
90-Day Eurodollar	32	12/19	7,806,259	7,836,401	(30,142)
U.S. Treasury 5-Year Notes	73	9/17	8,626,097	8,602,023	24,074

					(1,918)

Net unrealized appreciation on open futures contracts					$3,843

At June 30, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
BRL	2,770,000	USD	832,007	Barclays Bank PLC	7/20/17	$1,419
BRL	111,000	USD	33,340	Barclays Bank PLC	7/20/17	57
MXN	14,070,000	USD	744,090	Barclays Bank PLC	7/20/17	29,323
USD	943,218	BRL	3,000,000	Barclays Bank PLC	7/20/17	40,591

Total						$71,390

Abbreviations used in this table:

BRL	— Brazilian Real
MXN	— Mexican Peso
USD	— United States Dollar

At June 30, 2017, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
CENTRAL COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Chicago Mercantile Exchange	$2,500,000	6/28/23	1.238% semi-annually	3-Month LIBOR Quarterly	$(2,677)	$117,130
Chicago Mercantile Exchange	25,000,000	6/28/26	1.454% semi-annually	3-Month LIBOR Quarterly	(39,421)	1,671,721

Total	$27,500,000				$(42,098)	$1,788,851

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Variable Rate Strategic Fund Inc. (the “Fund”) was incorporated in Maryland on August 3, 2004 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to maintain a high level of current income. The Fund invests primarily in variable rate instruments of U.S. and non-U.S. issuers, including U.S. and non-U.S. investment grade and high-yield debt, senior loans, emerging market debt and derivatives related to these securities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Collateralized Mortgage Obligations	—	$38,774,424	—	$38,774,424
Asset-Backed Securities	—	25,175,098	$479,195	25,654,293
Corporate Bonds & Notes	—	33,763,810	—	33,763,810
Mortgage-Backed Securities	—	1,914,630	—	1,914,630
Senior Loans	—	1,637,319	—	1,637,319
Sovereign Bonds	—	4,270,201	—	4,270,201
Common Stocks	—	—	4,200	4,200
Preferred Stocks:
Financials	$2,149,910	—	—	2,149,910
Industrials	—	—	7,239	7,239

Total Long-Term Investments	$2,149,910	$105,535,482	$490,634	$108,176,026

Short-Term Investments†	$2,830,537	—	—	$2,830,537

Total Investments	$4,980,447	$105,535,482	$490,634	$111,006,563

Other Financial Instruments:
Futures Contracts	$66,872	—	—	$66,872
Forward Foreign Currency Contracts	—	$71,390	—	71,390
Centrally Cleared Interest Rate Swaps	—	1,788,851	—	1,788,851

Total Other Financial Instruments	$66,872	$1,860,241	—	$1,927,113

Total	$5,047,319	$107,395,723	$490,634	$112,933,676

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$63,029	—	—	$63,029

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At June 30, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,948,458
Gross unrealized depreciation	(1,943,229)

Net unrealized appreciation	$6,005,229

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Variable Rate Strategic Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: August 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: August 23, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: August 23, 2017